TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT - Convertible preferred stock (Details) (Imported) $ / shares in Units, $ in Thousands	2 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($)	May 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Class of Stock [Line Items]
Notes issued				$ 503,000		$ 400,000
Interest payable			$ 5,333	1,846		5,808	$ 5,333
Issuance costs				$ 0	$ 236
Series E convertible preferred stock
Class of Stock [Line Items]
Issuance costs			1,400				1,434
Series E-2 convertible preferred stock
Class of Stock [Line Items]
Price per share (in dollars per share) | $ / shares		$ 13.3288
Issuance of Class B ordinary shares to Sponsor(1) (in shares) | shares		21,222,829
Issuance of Class B ordinary shares to Sponsor(1)		$ 282,900
Issuance costs		$ 235,900				$ 237
Series D convertible preferred stock
Class of Stock [Line Items]
Issuance of Class B ordinary shares to Sponsor(1) (in shares) | shares						5,320,038
Issuance costs								$ 24
2018 Notes
Class of Stock [Line Items]
Notes issued	$ 20,000
Maturity term	2 years
Interest rate	7.00%
Effective interest accrued (as a percent)	10.00%
Value of shares immediately prior to qualified financing	$ 2,080,000
Interest payable			$ 300				$ 300
2018 Notes | Series E convertible preferred stock
Class of Stock [Line Items]
Shares issued on conversion | shares			73,940,269
Price per share (in dollars per share) | $ / shares			$ 9.58				$ 9.58
Value of shares issued on conversion			$ 708,200
2018 Notes | Series E-1 convertible preferred stock
Class of Stock [Line Items]
Shares issued on conversion | shares			2,486,560
Price per share (in dollars per share) | $ / shares			$ 8.14				$ 8.14
Percentage of issued price of Series E Preferred shares			85
Loss on extinguishment			$ 3,300
Scenario One | 2018 Notes
Class of Stock [Line Items]
Percentage of qualified financing price	85.00%
Scenario Two | 2018 Notes
Class of Stock [Line Items]
Percentage of qualified financing price	80.00%